UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Janet Jackson
Title:Vice President
Phone: 912-598-4032

Signature, Place, and Date of Signing:

   Janet Jackson            Savannah, GA             January 17,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              39
                                                  -----------------------

Form 13F Information Table Value Total:           104773 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                            TITLE OF                    VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP CAD          ADR          067901108    1208   26700SH               SOLE                  8980             17720
GLAXOSMITHKLINE PLC SP         ADR          37733W105    1148   25175SH               SOLE                  8140             17035
ROYAL DUTCH SHELL PLC          ADR          780259206    1200   16431SH               SOLE                  5524             10907
WILLIS GROUP HLDGS PLC         ADR          G96666105    1157   29840SH               SOLE                  9960             19880
ABBOTT LABORATORIES            COM          002824100    1887   33570SH               SOLE                 11810             21760
BHP BILLITON LTD SPONSORED     ADR          088606108    1195   16920SH               SOLE                  5710             11210
CANADIAN NATL RY CO            ADR          136375102    1196   15230SH               SOLE                  5000             10230
CHEVRON CORP                   COM          166764100    2349   22085SH               SOLE                  2810             19275
COCA COLA COMPANY              COM          191216100    1862   26612SH               SOLE                  9096             17516
CONOCOPHILLIPS                 COM          20825C104    1569   21533SH               SOLE                  7510             14023
CUMMINS INC                    COM          231021106    1974   22433SH               SOLE                  7970             14463
E I DU PONT DE NEMOURS & C     COM          263534109    2301   50280SH               SOLE                 17550             32730
ELI LILLY & CO                 COM          532457108    1963   47250SH               SOLE                 16130             31120
EXXON MOBIL CORP               COM          30231G102    3321   39190SH               SOLE                 11246             27944
FIFTH ST FIN CORP COM          COM          31678A103    2481  259260SH               SOLE                 85395            173865
FREEPORT MCMORAN COPPER &      COM          35671D857    1320   35900SH               SOLE                 12210             23690
INTEL CORP                     COM          458140100    1967   81150SH               SOLE                 27280             53870
INTL BUSINESS MACHINES COR     COM          459200101    2101   11430SH               SOLE                  3970              7460
ISHARES INC MSCI PAC EX JAP    PAC J IDX    464286665    1156   29700SH               SOLE                  9440             20260
ISHARES TR BARCLAY AGGREG      BARCLY AGG B 464287226     988    8964SH               SOLE                   360              8604
ISHARES TR IBOXX  HI YLD       HI YLD CORP  464288513    7750   86670SH               SOLE                 28850             57820
MARKET VECTORS ETF TR EMER     EM CURR DBT  57060U522   14043  572960SH               SOLE                189200            383760
MERCK & CO INC NEW             COM          58933Y105    2517   66765SH               SOLE                 23100             43665
MURPHY OIL CORP                COM          626717102    1886   33850SH               SOLE                  5670             28180
NEWMONT MINING CORP COM        COM          651639106    1187   19790SH               SOLE                  6690             13100
NOVARTIS AG SPONSORED ADR      ADR          66987V109    1057   18490SH               SOLE                  6170             12320
NUVEEN QUALITY PFD INCOME      COM          67072C105    1176  150219SH               SOLE                 23940            126279
ORACLE CORP                    COM          68389X105    2178   84943SH               SOLE                 37848             47095
PEPSICO INC COM                COM          713448108    1902   28680SH               SOLE                 10090             18590
PFIZER INC                     COM          717081103    2453  113379SH               SOLE                 39666             73713
POTASH CORP OF SASKATCHEWA     ADR          73755L107    1149   27850SH               SOLE                  9330             18520
PROCTER & GAMBLE CO            COM          742718109    1865   27962SH               SOLE                  9625             18337
RIO TINTO PLC SPONSORED AD     ADR          767204100    1227   25100SH               SOLE                  8470             16630
SPDR DOW JONES INDL AVERAG     UT SER 1     78467X109     715    5876SH               SOLE                   558              5318
SPDR GOLD TR GOLD SHS          GOLD SHS     78463V107   11557   76044SH               SOLE                 25787             50257
SUNCOR ENERGY INC NEW COM      ADR          867224107    1113   38640SH               SOLE                 12770             25870
UBS AG JERSEY BRH E TRACS      ALERN INFRST 902641646    2045   61795SH               SOLE                 21347             40448
WAL MART STORES INC COM        COM          931142103    2397   40123SH               SOLE                 13613             26510
WISDOMTREE TR EMERG MK EQ INC  EMG MKTS ETF 97717W315   12213  238223SH               SOLE                 80489            157734

TOTAL   $ 104773 (x 1000)


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